Segmented Information - Assets and Liabilities by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total general fund assets	$ 204,789	$ 198,316	$ 209,148
Total investment for account of segregated fund holders	128,452	125,292	139,996
Total general fund liabilities	180,589	175,429	$ 186,942
Consolidation adjustments
Disclosure of operating segments [line items]
Total general fund assets	(1,057)	(317)
Total investment for account of segregated fund holders	0	0
Total general fund liabilities	(1,057)	(317)
Canada | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	114,838	107,407
Total investment for account of segregated fund holders	120,963	109,058
Total general fund liabilities	107,629	99,632
U.S. | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	34,820	30,717
Total investment for account of segregated fund holders	414	421
Total general fund liabilities	28,860	24,464
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	9,979	11,576
Total investment for account of segregated fund holders	0	0
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	9,979	11,576
Total investment for account of segregated fund holders	0	0
Total general fund liabilities	7,434	9,477
Asia | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	37,405	35,798
Total investment for account of segregated fund holders	7,075	7,111
Total general fund liabilities	31,866	30,441
Corporate
Disclosure of operating segments [line items]
Total general fund assets	8,804	13,135
Total investment for account of segregated fund holders	0	8,702
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	8,804	13,135
Total investment for account of segregated fund holders	0	8,702
Total general fund liabilities	$ 5,857	$ 11,732